CONSOLIDATING BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 55,836	$ 36,223	$ 7,958
Accounts receivable, net of allowance for doubtful accounts of $4,665 and $5,019, respectively	67,454	63,073	40,160
Other receivables	14,876	14,876
Inventory	714,846	686,922	67,517
Prepaids			36,134
Other current assets	11,989	3,463	2,462
Total current assets	865,001	804,557	154,231
NON-CURRENT ASSETS
Property, plant and equipment, net	160,648	142,406	31,948
Right-of-use asset, net	682,089	338,304
Intangible property, net	73,575	77,663
Goodwill
Investment			1,648
Note receivable, net of allowance for doubtful account of $1,500,000, respectively
Deposit	6,500	6,500
Total non-current assets	922,812	564,873	33,596
Total assets	1,787,813	1,369,430	187,827
CURRENT LIABILITIES
Accounts payable	45,179	23,438	21,613
Credit card payables	10,664	5,364	1,238
Current note payable - related party	12,000	12,000	5,500
Current lease liability	79,509	71,032
Convertible debt	250,000
Derivative liability	148,628
Accrued compensation	137,625
Accrued stock compensation	1,386,500	1,386,500	1,200,000
Accrued liabilities	34,529	17,312	2,051
Total current liabilities	2,104,634	1,515,646	1,230,402
NON-CURRENT LIABILITIES
Line of credit	398,470	398,470	143,470
Line of credit - related party	1,417,651	1,092,151
Note payable - related party, net of current	62,000	68,000	14,500
PPP note payable	95,161
Lease liability, net of current	602,580	286,139
Total liabillities	4,680,496	3,360,406	1,388,372
COMMITMENTS AND CONTINGENCIES (NOTE 14)
STOCKHOLDERS' DEFICIT
Common Stock, $0.00001 par value, 900,000,000 authorized, 774,052,603 and 763,967,603 issued and outstanding, respectively	7,741	7,640	5,420
Additional paid-in capital - warrants	281,565
Additional paid-in capital	4,634,252	4,155,775	3,160,748
Accumulated deficit	(7,816,291)	(6,154,441)	(4,366,772)
Total stockholders' deficit	(2,892,683)	(1,990,976)	(1,200,545)
Total liabilities and stockholders' deficit	1,787,813	1,369,430	187,827
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	40	40	40
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	5	5	11
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value			3
Series D Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	$ 5	$ 5	$ 5